COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Future Minimum Commitments Under Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 2,666
2023	2,160
2024	1,763
2025	1,716
2026 and thereafter	1,358
Total	$ 9,663